Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 19, 2012
Document And Entity Information
Entity Registrant Name	BLUEGATE CORP
Entity Central Index Key	0000768216
Document Type	POS AM
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 42,485
Entity Common Stock, Shares Outstanding		43,033,565
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2011